Consolidated Statement of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Total revenues	$ 6,155,593	$ 10,814,656	$ 15,026,991
Cost of revenues	4,363,124	6,003,258	6,210,672
Gross profit	1,792,469	4,811,398	8,816,319
Operating expenses:
Selling expenses	1,102,019	1,634,155	2,208,296
General and administrative expenses	6,828,120	4,717,664	4,656,256
Total operating expenses	7,930,139	6,351,819	6,864,552
(Loss) income from operations	(6,137,670)	(1,540,421)	1,951,767
Other income (expense):
Interest expense, net	(331,692)	(213,894)	(212,023)
Loss from long-term investment	(18,866)
Other income (expense), net	845,012	(9,505)	226,474
Total other income (expense), net	494,454	(223,399)	14,451
(Loss) income before income taxes	(5,643,216)	(1,763,820)	1,966,218
Income taxes provision	136,838	354,529	659,858
Net (loss) income from continuing operating	(5,780,054)	(2,118,349)	1,306,360
Net income from discontinued operations			855,040
Net (loss) income	(5,780,054)	(2,118,349)	2,161,400
Less: net income attributable to non-controlling interests	6,257	20,971	182,847
Net (loss) income attributable to the company	(5,786,311)	(2,139,320)	1,978,553
Other comprehensive (loss) income
Foreign currency translation adjustments	(401,800)	865,026	(408,825)
Comprehensive (loss) income	(6,181,854)	(1,253,323)	1,752,575
Less: comprehensive income attributable to non-controlling interests	7,530	27,294	170,558
Comprehensive (loss) income attributable to the company	$ (6,189,384)	$ (1,280,617)	$ 1,582,017
(Loss) earnings per share - Basic and diluted
(Loss) earnings per share continuing operations basic (in Dollars per share)	$ (0.31)	$ (0.15)	$ 0.09
(Loss) earnings per share discontinuing operations basic (in Dollars per share)			$ 0.07
Weighted average number of shares outstanding
Basic (in Shares)	18,801,491	14,433,156	13,000,000
Third party
Total revenues	$ 5,845,128	$ 10,104,036	$ 14,661,949
Related Party
Total revenues	$ 310,465	$ 710,620	$ 365,042